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Paul, Hastings, Janofsky & Walker LLP

A Limited Liability Partnership Including Professional Corporations

55 Second Street

San Francisco, California 94105

Telephone (415) 856-7000

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Internet: www.paulhastings.com

February 3, 2010

(415) 856-7007	27228.00043
davidhearth@paulhastings.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan West Funds (File Nos. 333-18737 and 811-07989)

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of our client, Metropolitan West Funds (the “Trust”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the various series (the “Funds”) of the Trust expected to be held in March or April 2010.

The purpose of the Special Meeting is to approve a new investment management agreement between the Trust, with respect to each Fund, and the current investment adviser to each Fund. The current investment management agreement is expected to terminate automatically as a result of a proposed change of control of that investment adviser, as described further in these preliminary proxy materials.

It is anticipated that the proxy materials will be sent to shareholders in mid- to late February, 2010.

U.S. Securities and Exchange Commission

February 3, 2010

Please contact the undersigned at the number above with any comments or questions.

Very truly yours,

/s/ David A. Hearth
David A. Hearth of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure